Deposits from the Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2022
Deposits from the Central Bank and Deposits from credit institutions
Deposits from the Central Bank and Deposits from credit institutions

19. Deposits from the Central Bank and Deposits from credit institutions

The breakdown by classification, type and currency of Deposits from the Central Bank and Deposits from credit institutions is as follows:

	12/31/2021	12/31/2022

Classification:
Financial liabilities at fair value through profit or loss	40,848	53,873
Financial liabilities at amortized cost	169,955	164,110
	210,803	217,983
Type:
Reciprocal accounts	13,373	12,870
Time deposits	5,471	3,559
Overnight deposits	26,164	13,589
Repurchase agreements	132,621	152,629
Other accounts	33,072	35,258
Of which:
Collateral received for OTC financial derivatives transactions (Note 32)	26,919	24,720
Others	6,153	10,538
Accrued interest	102	78
	210,803	217,983
Currency:
Peso	177,336	187,050
USD	33,424	30,902
Other currencies	43	31
	210,803	217,983

As of December 31, 2022, Deposits from credit institutions of 24,720 million pesos, have been received in connection with OTC financial derivatives transactions (see Note 32).

Note 45.a includes a breakdown of the remaining maturity periods of Deposits from the Central Bank and Deposits from credit institutions. In addition, Note 45.d contains the fair value amounts of these liabilities classified as Deposits from the Central Bank and Deposits from credit institutions – Financial liabilities at amortized cost.